Earnings/Loss per Common Share	6 Months Ended
Jun. 30, 2015
Earnings/Loss per Common Share [Abstract]
Earnings/Loss per Common Share

9.Earnings/Loss per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period.

	Three months ended June30,		Six months ended June 30,
	2015	2014	2015	2014
Numerator
Net income/(loss) attributable to Tsakos Energy Navigation Limited	41,286	199	78,566	14,766
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,281)	-	(1,281)	-

Net income/(loss) attributable to common stockholders	$ 37,896	$ (1,910)	$ 73,066	$ 10,547

Denominator

Weighted average common shares outstanding	84,712,295	80,135,152	84,712,295	73,427,149
Basic and diluted income/(loss) per common share	$ 0.45	$ (0.02)	$ 0.86	$ 0.14